Share-Based Payments (Details) - Schedule of Options are Fair Valued using Monte Carlo Simulation	Jun. 30, 2024	Dec. 31, 2023
Schedule of Options are Fair Valued using Monte Carlo Simulation [Abstract]
Expected weighted average volatility (%)	93.00%	130.00%
Probability of no default	92.00%	92.00%
Risk-free interest rate	4.38%	4.38%